Appendix II: Board and Senior Management Compensation - PSP (Details)	12 Months Ended
Dec. 31, 2019 shares
Mr. José María Álvarez-Pallete López | PSP - First Cycle / 2018-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	421,000
Mr. José María Álvarez-Pallete López | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	468,000
Mr. Ángel Vilá Boix | PSP - First Cycle / 2018-2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	312,000
Mr. Ángel Vilá Boix | PSP - Second Cycle / 2019-2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Theoretical shares allocated (without co-investment)	347,000